Share Capital and Additional Paid in Capital Authorized (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital And Additional Paid In Capital Authorized [Abstract]
Summary of Warrant Activity

The following is a summary of share purchase warrants activities during the years ended December 31, 2023 and 2022:

	Number of Share Purchase Warrants		Weighted Average Exercise Price
Outstanding January 1, 2022	17,631,350		$1.05
Issued	4,838,707	-	1.24
Exercised	(1,110,510)	-	0.48
Expired	(1,725,636)	-	0.48
Outstanding December 31, 2022	19,633,911		$1.18
Issued	10,142,874		1.00
Exercised	(2,727,083)	-	0.48
Expired	(4,530,808)		0.99
Outstanding December 31, 2023	22,518,894		$1.35

Schedule of Purchase Warrants Outstanding and Exercisable

As of December 31, 2023, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,838,707	USD$1.24	0.24	Mar 28, 2024
7,537,313	USD$1.50	2.33	April 29, 2026
10,142,874	USD$1.00	6.50	Jun 30, 2030
22,518,894

As of December 31, 2022, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,882,838	USD$1.00	0.32	April 26, 2023
192,500	USD$0.62	0.32	April 26, 2023
2,182,553	USD$0.39	0.34	April 26, 2023
4,838,707	USD$1.24	1.24	Mar 28, 2024
7,537,313	USD$1.50	3.33	April 29, 2026
19,633,911

Summary of Stock Option Activities

The following is a summary of stock option activities for the years ended December 31, 2023 and 2022:

	Number of stock options	Weighted average exercise price	Weighted average grant date fair value
Outstanding January 1, 2022	920,668	$0.25	$0.49
Granted	—	—	—
Exercised	(83,333)	0.25	0.57
Forfeited	(16,667)	0.25	0.57
Outstanding December 31, 2022	820,668	$0.25	$0.48
Granted
Exercised	(150,000)	0.48	0.16
Forfeited	(200,000)	0.25	0.57
Outstanding December 31, 2023	470,668	$0.25	$0.54

Summary of Stock Options Outstanding and Exercisable

As of December 31, 2023, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
420,668	420,668	$0.25	1.48	June 23, 2025
50,000	50,000	$0.62	1.73	September 23, 2025
470,668	470,668

As of December 31, 2022, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
150,000	150,000	$0.47	0.49	June 29, 2023
100,000	100,000	$0.25	0.59	March 8, 2023
100,000	100,000	$0.25	0.11	February 9, 2023
420,668	420,668	$0.25	2.48	June 23, 2025
50,000	50,000	$0.62	2.73	September 23, 2025
820,668	820,668

Summary of RSU Activities

The following is a summary of RSU activities for the years ended December 31, 2023 and 2022:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding January 1, 2022	2,067,500	$1.16
Granted	2,731,180	0.80
Issuance of common stock	(651,336)	0.88
Forfeited	(841,507)	1.24
Outstanding December 31, 2022	3,305,837	$1.14
Granted	4,351,944	0.91
Issuance of common stock	(1,741,152)	0.87
Forfeited	(860,361)	0.88
Outstanding December 31, 2023	5,056,268	$0.98